Equity - Distributions (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	0 Months Ended
	Jan. 31, 2014	Nov. 15, 2012 Period 1	Oct. 19, 2012 Period 1		Feb. 15, 2013 Period 2	Jan. 17, 2013 Period 2		May 15, 2013 Period 3	Apr. 16, 2013 Period 3		Aug. 15, 2013 Period 4	Jul. 17, 2013 Period 4		Nov. 15, 2013 Period 5	Oct. 17, 2013 Period 5		Feb. 14, 2014 Period 6	Jan. 15, 2014 Period 6		Apr. 16, 2014 Subsequent Event	May 15, 2014 Subsequent Event Period Seven [Member]	Apr. 16, 2014 Subsequent Event Period Seven [Member]
Distribution Made to Limited Partner [Line Items]
Declaration Date			Oct. 19, 2012			Jan. 17, 2013			Apr. 16, 2013			Jul. 17, 2013			Oct. 17, 2013			Jan. 15, 2014				Apr. 16, 2014
Amount Declared Per Unit			$ 0.2375	[1],[2]		$ 0.4750	[1],[3]		$ 0.4750	[1],[3]		$ 0.4750	[1],[3]		$ 0.49	[1],[3]		$ 0.51	[1],[3]			$ 0.525	[3]
Record Date	Jan. 31, 2014	Nov. 01, 2012			Feb. 01, 2013			May 01, 2013			Aug. 01, 2013			Nov. 01, 2013			Jan. 31, 2014			May 01, 2014	May 01, 2014
Date Paid	Feb. 14, 2014	Nov. 15, 2012			Feb. 15, 2013			May 15, 2013			Aug. 15, 2013			Nov. 15, 2013			Feb. 14, 2014			May 15, 2014	May 15, 2014
Amount Paid	$ 14,726	$ 6,480			$ 12,961			$ 12,961			$ 13,711			$ 14,144			$ 14,726					$ 17,391

[1]	For all common and subordinated units. No distributions were declared for our holders of incentive distribution rights or the holders of our Class B units.
[2]	Represents a pro rata distribution of our minimum quarterly distribution for the period from August 16, 2012 through September 30, 2012.
[3]	For all common and subordinated units, no distributions were declared for our holders of incentive distribution rights or the holders of our Class B units.